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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-08044
Invesco High Yield Investments Fund, Inc.
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/12

Item 1. Schedule of Investments.

Invesco High Yield Investments Fund, Inc.
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	MS-CE-HYI-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments(a)
May 31, 2012
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds and Notes—117.97%
Advertising—0.05%
National CineMedia LLC, Sr. Sec. Gtd. Notes, 6.00%, 04/15/22(b)	$35,000	$35,088

Aerospace & Defense—1.07%
BE Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	35,000	35,788
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	310,000	341,000
Huntington Ingalls Industries Inc.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 03/15/18	70,000	72,100
7.13%, 03/15/21	135,000	140,737
Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	155,000	166,625

		756,250

Airlines—4.24%
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16 (Acquired 03/15/11-11/29/11; Cost 364,041)(b)(c)	505,000	457,025
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	311,661	305,428
Continental Airlines Pass Through Trust,
Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	495,117	501,925
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	93,838	102,723
Delta Air Lines Pass Through Trust,
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	90,000	90,675
Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	115,000	116,725
Delta Air Lines, Inc.,
Sec. Notes, 9.50%, 09/15/14(b)	444,000	468,420
12.25%, 03/15/15(b)	155,000	168,950
UAL Pass Through Trust,
Series 2007-1, Class A, Sec. Gtd. Global Pass Through Ctfs., 6.64%, 07/02/22	97,405	102,458
Series 2009-2, Class B, Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	328,388	357,122
US Airways Pass Through Trust,
Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	217,238	195,514
Series 2012- 1, Class A, Sr. Sec. Pass Through Ctfs., 5.90%, 10/01/24	40,000	40,975
Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	40,000	40,900
Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	50,000	50,625

		2,999,465

Alternative Carriers—1.42%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	280,000	301,000
Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	275,000	297,000
Level 3 Financing Inc.,
Sr. Unsec. Gtd. Global Notes,
8.13%, 07/01/19	165,000	165,825
9.38%, 04/01/19	140,000	149,450
Sr. Unsec. Gtd. Notes, 8.63%, 07/15/20(b)	90,000	92,475

		1,005,750

Aluminum—0.99%
Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	705,000	703,678
Apparel Retail—1.72%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	315,000	341,775
Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	360,000	371,925
J. Crew Group Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	325,000	326,625
Limited Brands Inc.,
Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	50,000	50,687
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	120,000	129,000

		1,220,012

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Apparel, Accessories & Luxury Goods—3.39%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	$385,000	$395,588
Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	575,000	559,187
Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	920,000	966,000
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	485,000	476,816

		2,397,591

Auto Parts & Equipment—1.58%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	380,000	398,050
American Axle & Manufacturing, Inc., Sr. Unsec. Gtd. Notes, 7.75%, 11/15/19	90,000	95,850
Dana Holding Corp., Sr. Unsec. Notes, 6.75%, 02/15/21	345,000	370,012
Tenneco Inc.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 12/15/20	125,000	133,750
7.75%, 08/15/18	115,000	124,200

		1,121,862

Automobile Manufacturers—1.76%
Chrysler Group LLC/CG Co-Issuer Inc., Sec. Gtd. Global Notes, 8.00%, 06/15/19	200,000	200,500
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	795,000	1,041,450
Motors Liquidation Co., Sr. Unsec. Notes, 8.38%, 07/15/49 (Acquired 06/25/10-02/24/11; Cost $16,576) (b)(c)(d)	845,000	7,015

		1,248,965

Biotechnology—0.26%
Grifols Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/18	80,000	85,400
STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	90,000	96,075

		181,475

Broadcasting—0.59%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	170,000	177,650
Clear Channel Worldwide Holdings Inc., Sr. Unsec. Gtd. Sub. Notes, 7.63%, 03/15/20(b)	255,000	243,206

		420,856

Building Products—5.68%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	230,000	181,700
Associated Materials LLC, Sr. Sec. Gtd. Global Notes, 9.13%, 11/01/17	285,000	251,513
Building Materials Corp. of America,
Sr. Unsec. Gtd. Notes, 7.50%, 03/15/20(b)	245,000	261,537
Sr. Unsec. Notes, 6.88%, 08/15/18(b)	620,000	646,350
Gibraltar Industries Inc.-Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	375,000	381,797
Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	100,000	101,875
Nortek Inc.,
Sr. Unsec. Gtd. Global Notes,
8.50%, 04/15/21	560,000	548,800
10.00%, 12/01/18	175,000	185,500
Ply Gem Industries Inc.,
Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	210,000	203,700
Sr. Unsec. Gtd. Sub. Global Notes, 13.13%, 07/15/14	150,000	150,375
Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Unsec. Gtd. Notes, 10.00%, 06/01/20(b)	255,000	258,825
USG Corp.,
Sr. Unsec. Gtd. Notes,
7.88%, 03/30/20(b)	300,000	312,000
8.38%, 10/15/18(b)	30,000	31,500
Sr. Unsec. Notes, 9.75%, 01/15/18	495,000	507,375

		4,022,847

Cable & Satellite—2.08%
DISH DBS Corp.,
Sr. Unsec. Gtd. Notes,
4.63%, 07/15/17 (b)	370,000	360,750
5.88%, 07/15/22 (b)	180,000	175,500
Hughes Satellite Systems Corp.,
Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	140,000	144,900
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	80,000	83,200
Unitymedia Hessen GmbH & Co KG / Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19 (b)	480,000	508,807
ViaSat Inc., Sr. Unsec. Gtd. Notes, 6.88%, 06/15/20(b)	200,000	201,000

		1,474,157

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Casinos & Gaming—7.64%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	$320,000	$333,600
Caesars Entertainment Operating Co. Inc.,
Sec. Gtd. Global Notes, 12.75%, 04/15/18	290,000	229,100
Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	308,000	255,640
Chester Downs & Marina LLC, Sr. Sec. Gtd. Sub. Notes, 9.25%, 02/01/20(b)	40,000	41,800
CityCenter Holdings LLC/CityCenter Finance Corp.,
Sec. Gtd. PIK Global Notes, 10.75%, 01/15/17	321,951	344,488
Sr. Sec. Gtd. Global Notes, 7.63%, 01/15/16	140,000	145,600
Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	275,000	279,125
MGM Resorts International,
Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	870,000	898,275
Sr. Unsec. Gtd. Notes,
7.75%, 03/15/22	460,000	462,300
8.63%, 02/01/19(b)	60,000	63,600
Scientific Games International Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 06/15/19	400,000	441,000
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	280,000	287,000
Snoqualmie Entertainment Authority,
Sr. Sec. Floating Rate Notes, 4.53%, 02/01/14(b)(e)	425,000	406,938
Sr. Sec. Notes, 9.13%, 02/01/15(b)	475,000	476,187
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	490,000	536,550
Sr. Sec. Gtd. First Mortgage Notes, 5.38%, 03/15/22(b)	215,000	208,550

		5,409,753

Coal & Consumable Fuels—0.54%
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	95,000	95,475
Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	210,000	208,688
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec. Gtd. Notes, 10.75%, 02/01/18(b)	85,000	80,325

		384,488

Commodity Chemicals—0.78%
Westlake Chemical Corp., Sr. Unsec. Gtd. Notes, 6.63%, 01/15/16	535,000	549,378
Communications Equipment—0.73%
Avaya Inc.,
Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	435,000	393,675
Sr. Unsec. Gtd. Global Notes, 9.75%, 11/01/15	145,000	120,712

		514,387

Computer & Electronics Retail—0.42%
Rent-A-Center Inc., Sr. Unsec. Gtd Global Notes, 6.63%, 11/15/20	280,000	294,000
Computer Storage & Peripherals—0.66%
Seagate HDD Cayman,
Sr. Unsec. Gtd. Global Notes,
7.00%, 11/01/21	95,000	101,175
7.75%, 12/15/18	335,000	363,475

		464,650

Construction & Engineering—2.14%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	430,000	447,200
MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	285,000	296,044
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	765,000	770,737

		1,513,981

Construction & Farm Machinery & Heavy Trucks—1.83%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	270,000	307,125
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	310,000	310,775
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	150,000	161,625
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	218,000	229,990
Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	275,000	286,344

		1,295,859

Construction Materials—1.52%
Cemex Espana Luxembourg (Mexico), Sr. Sec. Gtd. Notes, 9.88%, 04/30/19(b)	197,000	163,626
Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	450,000	414,148
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	505,000	498,687

		1,076,461

Consumer Finance—3.61%
Ally Financial Inc.,
Sr. Unsec. Gtd. Global Notes,
7.50%, 09/15/20	870,000	961,350
8.00%, 03/15/20	590,000	663,750
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 5.88%, 08/02/21	400,000	454,500
National Money Mart Co., Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	430,000	476,225

		2,555,825

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Data Processing & Outsourced Services—1.36%
CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	$580,000	$601,750
Fidelity National Information Services Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/22(b)	30,000	29,100
First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	135,000	135,675
SunGard Data Systems Inc.,
Sr. Unsec. Gtd. Global Notes,
7.38%, 11/15/18	115,000	117,300
7.63%, 11/15/20	75,000	77,250

		961,075

Department Stores—0.40%
Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	330,000	284,625

Distillers & Vintners—0.84%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 9.13%, 12/01/16(b)	225,000	156,375
Constellation Brands Inc.,
Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	360,000	407,700
Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	30,000	31,875

		595,950

Diversified Banks—0.15%
RBS Capital Trust II, Jr. Unsec. Gtd. Sub. Global Bonds, 6.43% (f)	160,000	104,000

Diversified Metals & Mining—1.22%
FMG Resources Pty. Ltd. (Australia),
Sr. Unsec. Gtd. Notes,
6.38%, 02/01/16(b)	290,000	284,349
7.00%, 11/01/15(b)	40,000	40,250
Sr. Unsec. Notes, 6.88%, 04/01/2022	220,000	212,442
Midwest Vanadium Pty. Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18(b)	275,000	176,067
Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	155,000	148,073

		861,181

Electrical Components & Equipment—0.31%
Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	210,000	219,450

Electronic Manufacturing Services—0.46%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	335,000	326,625

Environmental & Facilities Services—0.18%
EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	125,000	128,438

Forest Products—0.34%
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global Notes, 8.50%, 04/01/21	280,000	233,100
Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17 (Acquired 10/14/10; Cost $30,000)(b)(c)	30,000	8,625

		241,725

Gas Utilities—0.72%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	312,000	280,800
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	215,000	227,362

		508,162

Health Care Equipment—0.51%
DJO Finance LLC/Corp.,
Sr. Unsec. Gtd. Global Notes,
7.75%, 04/15/18	40,000	32,300
10.88%, 11/15/14	230,000	233,450
Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	130,000	93,275

		359,025

Health Care Facilities—3.44%
HCA, Inc.,
Sr. Sec. Gtd. Global Notes,
5.88%, 03/15/22	180,000	180,000
7.88%, 02/15/20	736,000	811,440
HealthSouth Corp.,
Sr. Unsec. Gtd. Notes,
7.25%, 10/01/18	320,000	334,400
7.75%, 09/15/22	100,000	105,250
8.13%, 02/15/20	75,000	80,625
Radiation Therapy Services Inc., Sr. Sec. Gtd. Notes, 8.88%, 01/15/17(b)	275,000	266,750
Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.49%, 09/15/15(e)	155,000	147,250
Tenet Healthcare Corp.,
Sr. Unsec. Global Notes,
8.00%, 08/01/20	110,000	110,825
9.25%, 02/01/15	360,000	401,400

		2,437,940

Health Care Services—0.62%
Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	195,000	186,713
Radnet Management Inc., Sr. Unsec. Gtd. Global Notes, 10.38%, 04/01/18	250,000	251,250

		437,963

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Health Care Technology—0.55%
MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	$375,000	$390,938

Homebuilding—2.63%
Beazer Homes USA Inc.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 07/15/15	355,000	327,487
8.13%, 06/15/16	240,000	220,200
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	490,000	436,100
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	315,000	332,325
M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	100,000	101,750
Meritage Homes Corp., Sr. Unsec. Gtd. Notes, 7.00%, 04/01/22(b)	120,000	122,400
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	210,000	219,450
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	100,000	103,000

		1,862,712

Hotels, Resorts & Cruise Lines—0.08%
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.25%, 03/15/18	55,000	59,263

Household Products—0.35%
Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	250,000	251,250

Housewares & Specialties—0.27%
American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	180,000	187,650

Independent Power Producers & Energy Traders—2.91%
AES Corp. (The),
Sr. Unsec. Global Notes,
7.75%, 10/15/15	210,000	234,150
8.00%, 10/15/17	790,000	881,837
Calpine Corp.,
Sr. Sec. Gtd. Notes,
7.25%, 10/15/17(b)	305,000	323,300
7.50%, 02/15/21(b)	320,000	336,000
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	175,000	174,563
Red Oak Power LLC-Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	106,030	112,127

		2,061,977

Industrial Machinery—1.16%
Actuant Corp., Sr. Unsec. Gtd. Notes, 5.63%, 06/15/22(b)	110,000	113,025
Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	285,000	305,662
Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	30,000	31,650
Mcron Finance Sub. LLC/Mcron Finance Corp., Sr. Sec. Notes, 8.38%, 05/15/19(b)	40,000	40,500
SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	305,000	333,975

		824,812

Industrial REIT’s—0.69%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	450,000	491,625
Integrated Telecommunication Services—1.95%
Integra Telecom Holdings Inc., Sr. Sec. Gtd. Notes, 10.75%, 04/15/16(b)	220,000	212,300
Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Unsec. Gtd. Global Notes,
7.25%, 10/15/20	985,000	985,000
7.50%, 04/01/21	140,000	140,700
Sr. Unsec. Gtd. Notes, 7.25%, 10/15/20(b)	40,000	40,000

		1,378,000

Internet Software & Services—0.49%
Equinix Inc.,
Sr. Unsec. Notes,
7.00%, 07/15/21	240,000	258,000
8.13%, 03/01/18	80,000	87,800

		345,800

Investment Banking & Brokerage—0.58%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	305,000	305,609
E*TRADE Financial Corp., Sr. Unsec. Notes, 6.75%, 06/01/16	100,000	102,000

		407,609

Leisure Facilities—0.11%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	75,000	77,625
Leisure Products—0.58%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	410,000	411,025
Life Sciences Tools & Services—0.24%
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	185,000	167,425
Marine—0.21%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	40,000	38,400
Stena A.B. (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	115,000	113,419

		151,819

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Movies & Entertainment—1.77%
AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	$540,000	$583,875
Carmike Cinemas Inc., Sec. Gtd. Notes, 7.38%, 05/15/19(b)	115,000	119,025
NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	500,000	547,500

		1,250,400

Multi-Line Insurance—2.68%
American International Group Inc., Jr. Unsec. Sub. Global Deb., 8.18%, 05/15/58	125,000	130,000
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	155,000	151,610
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	310,000	320,850
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	635,000	625,475
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	505,000	666,279

		1,894,214

Multi-Sector Holdings—0.29%
Reynolds Group Issuer Inc./LLC/Luxembourg S.A., Sr. Sec. Gtd. Notes, 7.13%, 04/15/19(b)	200,000	206,500

Office Services & Supplies—0.24%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	110,000	106,700
Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	60,000	65,100

		171,800

Oil & Gas Drilling—0.05%
Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	33,000	34,238

Oil & Gas Equipment & Services—1.39%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	370,000	383,875
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	435,000	437,175
SESI, LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/19	155,000	163,477

		984,527

Oil & Gas Exploration & Production—8.13%
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	100,000	104,000
Chaparral Energy Inc.,
Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	325,000	346,125
Sr. Unsec. Gtd. Notes, 7.63%, 11/15/22(b)	80,000	82,200
Chesapeake Energy Corp.,
Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	545,000	519,112
Sr. Unsec. Gtd. Notes,
6.13%, 02/15/21	30,000	27,975
6.63%, 08/15/20	250,000	238,437
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	145,000	149,350
Continental Resources Inc.,
Sr. Unsec. Gtd. Global Notes,
7.13%, 04/01/21	90,000	99,338
7.38%, 10/01/20	160,000	176,600
8.25%, 10/01/19	135,000	149,681
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	510,000	429,675
Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	220,000	201,300
Laredo Petroleum Inc., Sr. Unsec. Gtd. Notes, 7.38%, 05/01/22(b)	40,000	40,600
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	630,000	659,531
Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	235,000	250,275
OGX Austria GmbH (Brazil),
Sr. Unsec. Gtd. Notes,
8.38%, 04/01/22(b)	200,000	192,083
8.50%, 06/01/18(b)	260,000	251,353
Plains Exploration & Production Co.,
Sr. Unsec. Gtd. Notes,
6.13%, 06/15/19	245,000	238,875
7.63%, 06/01/18	265,000	279,906
8.63%, 10/15/19	55,000	59,950
QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/22	175,000	172,375
Range Resources Corp.,
Sr. Unsec. Gtd. Sub. Notes,
5.00%, 08/15/22	55,000	53,006
5.75%, 06/01/21	350,000	362,250
Samson Investment Co., Sr. Unsec. Notes, 9.75%, 02/15/20(b)	105,000	105,000
SM Energy Co.,
Sr. Unsec. Global Notes,
6.50%, 11/15/21	60,000	62,400
6.63%, 02/15/19	155,000	161,975
Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	150,000	157,313
WPX Energy Inc., Sr. Unsec. Notes, 6.00%, 01/15/22(b)	190,000	183,825

		5,754,510

Oil & Gas Refining & Marketing—1.06%
Crosstex Energy, L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/01/22(b)	120,000	119,700
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	610,000	628,300

		748,000

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Oil & Gas Storage & Transportation—4.31%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/15/18	$230,000	$245,525
Chesapeake Midstream Partners L.P./CHKM Finance Corp.,
Sr. Unsec. Gtd. Global Notes,
5.88%, 04/15/21	265,000	250,425
6.13%, 07/15/22	30,000	28,725
Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	615,000	633,450
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	340,000	368,050
Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 08/01/21	205,000	207,050
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.,
Sr. Unsec. Gtd. Notes,
6.25%, 06/15/22	165,000	169,950
6.50%, 08/15/21	55,000	57,063
Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	165,000	118,800
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	215,000	226,556
Sabine Pass LNG, L.P., Sr. Sec. Gtd. Global Notes, 7.50%, 11/30/16	100,000	106,250
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/21	345,000	357,075
Sr. Unsec. Gtd. Notes, 6.38%, 08/01/22(b)	80,000	80,200
Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	200,000	205,500

		3,054,619

Packaged Foods & Meats—1.02%
Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	195,000	190,125
Simmons Foods Inc., Sr. Sec. Notes, 10.50%, 11/01/17(b)	220,000	207,900
Post Holdings Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/15/22(b)	320,000	327,200

		725,225

Paper Packaging—0.10%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	75,000	74,063
Paper Products—2.30%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	715,000	719,022
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	230,000	243,225
Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	260,000	270,400
NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14	245,000	153,737
P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	235,000	239,700

		1,626,084

Pharmaceuticals—1.58%
Elan Finance PLC/Corp. (Ireland), Sr. Unsec. Gtd. Global Notes, 8.75%, 10/15/16	155,000	167,400
Endo Health Solutions Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/15/20	50,000	52,250
Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	495,000	514,800
NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	355,000	385,175

		1,119,625

Property & Casualty Insurance—0.26%
XL Group PLC (Ireland)-Series E, Jr. Sub. Global Pfd. Bonds, 6.50% (g)	240,000	185,400
Real Estate Services—0.35%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	230,000	245,525
Regional Banks—2.24%
AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	80,000	77,600
BB&T Capital Trust II, Jr. Unsec. Ltd. Gtd. Sub. Global Notes, 6.75%, 06/07/36	190,000	194,750
Regions Financial Corp.,
Sr. Unsec. Notes, 5.75%, 06/15/15	270,000	280,800
Unsec. Sub. Notes, 7.38%, 12/10/37	485,000	475,300
Synovus Financial Corp.,
Sr. Unsec. Global Notes, 7.88%, 02/15/19	180,000	189,450
Unsec. Sub. Global Notes, 5.13%, 06/15/17	400,000	370,000

		1,587,900

Research & Consulting Services—0.49%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	330,000	348,150

Semiconductor Equipment—1.22%
Amkor Technology Inc.,
Sr. Unsec. Global Notes,
6.63%, 06/01/21	210,000	199,500
7.38%, 05/01/18	225,000	226,687
Sensata Technologies B.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	425,000	437,750

		863,937

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Semiconductors—1.00%
Freescale Semiconductor Inc.,
Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	$427,000	$451,552
Sr. Unsec. Gtd. Global Notes,
8.05%, 02/01/20	235,000	223,250
10.75%, 08/01/20	34,000	36,550

		711,352

Specialized Consumer Services—0.28%
Carlson Wagonlit B.V. (Netherlands), Sr. Sec. Gtd. Notes, 6.88%, 06/15/19(b)	200,000	200,000

Specialized Finance—5.28%
Air Lease Corp., Sr. Unsec. Notes, 5.63%, 04/01/17(b)	130,000	128,050
Aircastle Ltd.,
Sr. Unsec. Notes,
6.75%, 04/15/17(b)	535,000	534,331
7.63%, 04/15/20(b)	75,000	75,750
CIT Group Inc.,
Sec. Gtd. Notes, 7.00%, 05/02/17(b)	276,737	276,045
Sr. Unsec. Global Notes, 5.25%, 03/15/18	455,000	448,175
Sr. Unsec. Notes,
5.00%, 05/15/17	70,000	69,300
5.50%, 02/15/19(b)	120,000	117,600
International Lease Finance Corp.,
Sr. Sec. Notes,
6.75%, 09/01/16(b)	115,000	123,841
7.13%, 09/01/18(b)	185,000	204,830
Sr. Unsec. Global Notes,
5.75%, 05/15/16	65,000	65,098
6.25%, 05/15/19	100,000	100,219
8.63%, 09/15/15	35,000	38,115
8.75%, 03/15/17	1,150,000	1,275,781
Sr. Unsec. Medium-Term Notes, 5.63%, 09/20/13	135,000	137,362
Sr. Unsec. Notes, 8.25%, 12/15/20	130,000	145,356

		3,739,853

Specialized REIT’s—1.13%
Host Hotels & Resorts L.P.,
Sr. Gtd. Global Notes, 6.00%, 11/01/20	245,000	263,069
Sr. Unsec. Notes, 5.25%, 03/15/22(b)	190,000	190,237
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	160,000	164,800
Omega Healthcare Investors, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/15/22	175,000	185,281

		803,387

Specialty Chemicals—1.12%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	330,000	339,900
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	430,000	455,800

		795,700

Specialty Stores—0.47%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	315,000	329,175

Steel—0.36%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.25%, 02/25/22	100,000	99,351
United States Steel Corp.,
Sr. Unsec. Global Notes, 7.50%, 03/15/22	70,000	67,988
Sr. Unsec. Notes, 7.00%, 02/01/18	90,000	89,325

		256,664

Systems Software—0.80%
Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16 (Acquired 11/12/10-01/06/11; Cost $701,525)(b)	695,000	566,425

Technology Distributors—0.07%
Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	50,000	51,125

Tires & Rubber—0.61%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	275,000	297,000
Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Notes, 7.00%, 05/15/22	140,000	137,900

		434,900

Trading Companies & Distributors—3.67%
Avis Budget Car Rental LLC/Avis Budget Finance Inc.,
Sr. Unsec. Gtd. Global Notes,
8.25%, 01/15/19	460,000	473,800
9.75%, 03/15/20	85,000	93,288
Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)	70,000	72,450
H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	645,000	664,350
Hertz Corp. (The),
Sr. Unsec. Gtd. Global Notes,
6.75%, 04/15/19	240,000	247,200
7.38%, 01/15/21	380,000	400,900
7.50%, 10/15/18	240,000	250,800
Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18	135,000	139,050
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Investments Fund, Inc.

		Principal
		Amount	Value

Trading Companies & Distributors—(continued)
UR Merger Sub Corp.,
Sec. Gtd. Notes, 5.75%, 07/15/18(b)		$30,000	$30,525
Sr. Unsec. Global Notes, 8.25%, 02/01/21		115,000	122,475
Sr. Unsec. Gtd. Notes, 7.63%, 04/15/22(b)		100,000	102,750

			2,597,587

Wireless Telecommunication Services—5.65%
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec. Gtd. Notes,
12.00%, 12/01/15(b)		525,000	459,375
14.75%, 12/01/16(b)		80,000	77,600
Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20		515,000	473,800
Digicel Group Ltd. (Ireland), Sr. Unsec. Notes, 8.88%, 01/15/15(b)		200,000	198,000
Digicel Ltd. (Ireland), Sr. Unsec. Notes, 8.25%, 09/01/17(b)		370,000	381,100
MetroPCS Wireless Inc.,
Sr. Unsec. Gtd. Notes,
6.63%, 11/15/20		380,000	370,500
7.88%, 09/01/18		280,000	284,375
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19		495,000	433,125
Sprint Nextel Corp.,
Sr. Unsec. Gtd. Notes,
7.00%, 03/01/20(b)		190,000	192,850
9.00%, 11/15/18(b)		230,000	249,550
Sr. Unsec. Notes, 11.50%, 11/15/21(b)		90,000	95,400
VimpelCom (Russia),
Unsec. Loan Participation Notes,
6.49%, 02/02/16(b)		200,000	194,400
7.75%, 02/02/21(b)		200,000	187,560
Wind Acquisition Finance S.A. (Italy),
Sr. Sec. Gtd. Notes,
7.25%, 02/15/18(b)		200,000	173,000
11.75%, 07/15/17(b)		270,000	230,850

			4,001,485

Total U.S. Dollar Denominated Bonds and Notes (Cost $82,826,910)			83,544,838
Non-U.S. Dollar Denominated Bonds & Notes—8.78%(g)
Canada—0.39%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	265,000	276,228

Czech Republic—0.44%
Central European Media Enterprises Ltd., REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16	EUR	130,000	167,720
CET 21 spol sro, Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR	110,000	142,257

			309,977

France—0.41%
Europcar Groupe S.A.REGS, Sr. Sec. Gtd. Floating Rate Euro Bonds, 4.19%, 05/15/13	EUR	235,000	289,768

Italy—0.40%
Lottomatica S.p.A, REGS, Jr. Unsec. Sub. Euro Bonds, 8.25%, 03/31/66(b)	EUR	150,000	152,782
Wind Acquisition Finance S.A., Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)	EUR	125,000	128,476

			281,258

Luxembourg—2.23%
Ardagh Packaging Finance PLC, Sr. Sec. Gtd. Notes, 9.25%, 10/15/20(b)	EUR	415,000	510,438
Codere Finance Luxembourg S.A., Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	220,000	236,302
ConvaTec Healthcare S.A.,
Sr. Sec. Gtd. Notes, 7.38%, 12/15/17(b)	EUR	100,000	126,547
Sr. Unsec. Gtd. Notes, 10.88%, 12/15/18(b)	EUR	200,000	242,599
Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	270,000	350,009
Xefin Lux SCA, Sr. Sec. Notes, 8.00%, 06/01/18(b)	EUR	100,000	113,583

			1,579,478

Netherlands—0.76%
Carlson Wagonlit B.V.,
Sr. Gtd. Floating Rate Euro Notes, 6.47%, 05/01/15(b)(e)	EUR	100,000	123,831
REGS, Sr. Sec. Gtd. Floating Rate Notes, 6.47%, 05/01/15(b)(e)	EUR	200,000	247,661
Goodyear Dunlop Tires Europe B.V., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	EUR	135,000	167,504

			538,996

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Investments Fund, Inc.

		Principal
		Amount	Value

Poland—0.92%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 8.88%, 12/01/16(b)	EUR	145,000	$124,954
Eileme 2 AB, Sr. Sec. Gtd. Notes, 11.75%, 01/31/20(b)	EUR	210,000	255,377
Polish Television Holding B.V., Sr. Sec. Notes, 11.25%, 05/15/17(b)(h)	EUR	60,000	74,446
TVN Finance Corp II A.B., Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	155,000	196,147

			650,924

Spain—1.02%
Cirsa Funding Luxembourg S.A,
Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	145,000	145,004
REGS, Sr. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	275,000	275,007
Nara Cable Funding Ltd., Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	280,000	304,205

			724,217

United Kingdom—1.86%
Boparan Finance PLC, REGS, Sr. Unsec. Gtd. Notes, 9.75%, 04/30/18(b)	EUR	370,000	468,222
Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	195,000	218,478
Odeon & UCI Finco PLC,
Sr. Sec. Gtd. Floating Rate Notes, 5.72%, 08/01/18(b)(e)	EUR	100,000	118,522
Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	100,000	147,965
R&R Ice Cream PLC, Sr. Sec. Gtd. Notes, 8.38%, 11/15/17(b)	EUR	300,000	365,750

			1,318,937

United States—0.35%
Boardriders S.A., Sr. Unsec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	200,000	246,920
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $7,025,410)			6,216,702

	Shares	Value

Preferred Stocks—3.05%
Automobile Manufacturers—0.33%
General Motors Co., Series B, $2.38 Conv. Pfd.	6,330	$232,437
Consumer Finance—0.60%
Ally Financial, Inc., Series G, 7.00% Pfd.(b)	500	428,750
Diversified Banks—0.13%
Royal Bank of Scotland PLC, Series T, 7.25% Jr. Sub. Pfd. (United Kingdom)	4,955	93,303
Industrial REIT’s—0.12%
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	3,280	83,968
Multi-Line Insurance—0.40%
Hartford Financial Services Group Inc. 7.88% Jr. Sub. Pfd.	10,865	283,169
Regional Banks—1.31%
Zions Bancorp., Series C, 9.50% Pfd.	36,040	929,832
Tires & Rubber—0.16%
Goodyear Tire & Rubber Co. (The) $2.94 Conv. Pfd.	2,715	110,093
Total Preferred Stocks (Cost $2,180,139)		2,161,552

	Principal
	Amount

Senior Secured Floating Rate Interest Loans—1.57%
Building Products—0.78%
Roofing Supply Group, Sr. Sec. Loans, —%, 11/17/15(b)(i)	$550,000	550,000

Diversified Metals & Mining—0.79%
Molycorp, Inc., Sr. Sec. Loans, —%, 12/31/17(b)(i)	560,000	560,000

Total Senior Secured Floating Rate Interest Loans (Cost $1,110,000)		1,110,000

Common Stocks & Other Equity Interests—0.21%
Automobile Manufacturers—0.21%
General Motors Co. (d)(j)	3,433	76,213
General Motors Co., Wts. expiring 07/10/16(d)(j)	3,121	41,509
General Motors Co., Wts. expiring 07/10/19(d)(j)	3,121	26,872

Total Common Stocks & Other Equity Interests (Cost $264,117)		144,594

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Investments Fund, Inc.

	Shares	Value

Money Market Funds—1.23%
Liquid Assets Portfolio — Institutional Class (k)	435,634	$435,634
Premier Portfolio — Institutional Class (k)	435,634	435,634

Total Money Market Funds (Cost $871,268)		871,268

TOTAL INVESTMENTS—132.81% (Cost $94,277,844)		94,048,954

BORROWINGS—(37.42)%		(26,500,000)

OTHER ASSETS LESS LIABILITIES—4.61%		3,268,104

NET ASSETS—100.00%		$70,817,058

Investment Abbreviations:

CAD	—	Canadian Dollar
Conv.	—	Convertible
Ctfs.	—	Certificates
Deb.	—	Debentures
EUR	—	Euro
GBP	—	British Pound
Gtd.	—	Guaranteed
Jr.	—	Junior
Pfd.	—	Preferred
PIK	—	Payment in Kind
REGS	—	Regulation S
REIT	—	Real Estate Investment Trust
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated
Unsec.	—	Unsecured
Wts.	—	Warrants
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2012 was $31,788,643, which represented 44.89% of the Fund’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2012 was $472,665, which represented 0.67% of the Fund’s Net Assets

(d)	Acquired as part of the General Motors reorganization.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(f)	Perpetual bond with no specified maturity date.

(g)	Foreign denominated security.Principal amount is denominated in currency indicated.

(h)	Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(i)	The Fund may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date.

(j)	Non-income producing security.

(k)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Investments Fund, Inc.

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco High Yield Investments Fund, Inc.

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks
Invesco High Yield Investments Fund, Inc.

E.	Foreign Currency Contracts — (continued)

associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

G.	Other Risks — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$2,465,495	$711,919	$—	$3,177,414
Corporate Debt Securities	—	90,864,525	7,015	90,871,540

	2,465,495	91,576,444	7,015	94,048,954

Foreign Currency Contracts*	—	326,005	—	326,005

Total Investments	$2,465,495	$91,902,449	$7,015	$94,374,959

*	Unrealized appreciation.
Invesco High Yield Investments Fund, Inc.

NOTE 3 — Derivative Investments

Open Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation

08/09/2012	RBC Dain Rausch	EUR	4,632,000	USD	6,047,539	$5,721,534	$326,005

Closed Foreign Currency Contracts
Closed		Contract to				Notional	Realized
Date	Counterparty	Deliver		Receive		Value	Gain

05/16/2012	RBC Dain Rausch	EUR	415,000	USD	541,824	$526,132	$15,692
05/24/2012	Morgan Stanley Smith Barney	GBP	97,000	USD	155,995	152,440	3,555

Total closed foreign currency contracts							$19,247

Total foreign currency contracts							$345,252

Currency Abbreviations:
EUR — Euro
GBP — British Pound Sterling
USD — U.S. Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2012 was $13,502,439 and $14,130,370, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,746,535

Aggregate unrealized (depreciation) of investment securities	(3,197,550)

Net unrealized appreciation (depreciation) of investment securities	$(451,015)

Cost of investments for tax purposes is $94,499,969.
NOTE 5 — Significant Event
The Board of Directors of the Fund (the “Board”) approved the redomestication of the Fund, a Maryland corporation, into a Delaware statutory trust pursuant to an Agreement and Plan of Redomestication (the “Redomestication”). The Board also approved an Agreement and Plan of Merger pursuant to which the Fund would merge with and into Invesco Van Kampen High Income Trust II (the “Acquiring Trust”) in accordance with the Delaware Statutory Trust Act (the “Merger”). As a result of the Merger, all of the assets and liabilities of the Fund will become assets and liabilities of the Acquiring Trust and the Fund’s shareholders will become shareholders of the Acquiring Trust. The Redomestication and the Merger are subject to shareholder approval.
Invesco High Yield Investments Fund, Inc.

Item 2. Controls and Procedures.
(a)	As of June 12, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 12, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco High Yield Investments Fund, Inc.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: July 30, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 30, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.